LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED FEBRUARY 29, 2012

Effective August 1, 2012, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.